Note 35 - Events After the Reporting Period (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 72,055.5	R$ 60,520.0
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	645.1	616.1
Tax contingent liability [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	533.3	549.4
Tax contingent liability [member] | Brazilian Tax authorities [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	645.1	616.1
Legal proceedings contingent liability related to the Integration Programme/Social Security Financing Levy [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 4,000.0	R$ 3,100.0